Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables

   16         Trade and other payables

	2021	2020
Domestic suppliers	132,051	90,948
Abroad suppliers	416	377
Advances from clients	5,130	2,477
Other accounts payable	7,763	6,435
	145,360	100,237
Current	144,424	100,036
Non-current	936	201